Summary of Reconciliation Between Reportable Segment Adjusted EBITDA to Consolidated Net Loss Before Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Total	$ (4,386,000)	$ (4,840,000)	$ (10,166,000)	$ (9,747,000)	$ (18,464,980)	$ (13,467,744)
Interest income	(3,000)		(6,000)		(2,955)	(10)
Loss on Yorkville SEPA advances	(199,000)	(362,000)	(227,000)	(747,000)	(974,079)
Loss on debt issuance			208,000	443,000	444,000	653,208
Gain on release of Vidello revenue holdback					(973,000)
Vidello earnout expense					(485,720)
Failed acquisition costs					(1,382,002)
GEM settlement fee expense						(200,000)
Yorkville prepayment premium expense						80,760
Goodwill impairment						2,725,460
Loss before income taxes	(5,046,000)	(8,159,000)	(13,515,000)	(11,729,000)	(22,431,458)	(31,513,389)
Nonrelated Party [Member]
Segment Reporting [Line Items]
Interest expense	(129,000)		(138,000)		(1,227,509)
Related Party [Member]
Segment Reporting [Line Items]
Interest expense	(202,000)	(537,000)	(396,000)	(895,000)	(1,156,984)	(3,047,101)
Operating Segments [Member]
Segment Reporting [Line Items]
Total	(4,083,000)	(4,540,000)	(9,558,000)	(9,200,000)	(17,314,510)	(13,418,786)
Interest income	(3,000)		(6,000)		(2,955)	(10)
Depreciation and amortization expense	303,000	300,000	608,000	547,000	1,150,471	24,179
Gain on extinguishment of liabilities, net	(663,000)	(146,000)	(657,000)	(2,719,000)	(2,085,895)	390,801
Loss on Yorkville SEPA advances	199,000	362,000	227,000	747,000	974,079
Loss on debt issuance	159,000	1,006,000	1,806,000	1,280,000	5,580,835	653,208
Changes in fair value of financial instruments	413,000	224,000	671,000	568,000	(3,052,229)	(478,288)
Loss on conversion of liabilities						11,338,284
Gain on release of Vidello revenue holdback					(973,000)
Vidello earnout expense					485,720
Failed acquisition costs					1,382,002
GEM settlement fee expense						200,000
Yorkville prepayment premium expense						80,760
Goodwill impairment						2,725,460
Other	224,000	1,336,000	774,000	1,211,000	(726,572)	113,108
Loss before income taxes	(5,046,000)	(8,159,000)	(13,515,000)	(11,729,000)	(21,203,950)	(31,513,389)
Operating Segments [Member] | Nonrelated Party [Member]
Segment Reporting [Line Items]
Interest expense	129,000		138,000
Operating Segments [Member] | Related Party [Member]
Segment Reporting [Line Items]
Interest expense	202,000	537,000	396,000	895,000	1,156,984	3,047,101
Operating Segments [Member] | Banzai Operating [Member]
Segment Reporting [Line Items]
Total	(3,987,000)	(4,626,000)	(9,595,000)	(9,418,000)	(17,434,219)	(13,484,311)
Operating Segments [Member] | OpenReel [Member]
Segment Reporting [Line Items]
Total	56,000	(82,000)	211,000	(260,000)	(418,092)	65,525
Operating Segments [Member] | Vidello [Member]
Segment Reporting [Line Items]
Total	$ (152,000)	$ 168,000	$ (174,000)	$ 478,000	$ 537,801